Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Total Revenues ($)(3)
						Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(2)
2025	17,544,525	17,544,525	54,157,885	5,594,181	14,695,734	360.00	93.71	(196,539)	189,757
2024	14,663,742		18,680,784	4,600,098	6,662,641	188.27	93.49	(260,602)	130,126
2023	7,230,457		19,005,711	1,974,174	4,813,432	154.61	94.03	(184,678)	77,428
2022	3,325,758		24,142,912	1,110,455	4,805,393	97.94	89.90	(181,119)	23,638
2021	6,458,360		(10,017,699)	2,069,493	(775,040)	33.57	100.02	(69,612)	3,154
_______________________________________________________
(1)The significant variability in Compensation Actually Paid across periods is primarily driven by changes in the fair value of equity awards, which are sensitive to stock price performance and vesting conditions. Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described in Note 2 below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Alastair Garfield
2024	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2023	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2022	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2021	David P. Meeker	Hunter C. Smith, Murray Stewart, Jennifer Lee, Yann Mazabraud and Joseph Shulman
The 2025 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2025
	PEO	Average for Other NEO’s
Summary Compensation Table Total	17,544,525	5,594,181
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(15,963,345)	(4,716,770)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	27,463,032	7,464,689
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	2,236,519	608,054
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	17,766,871	4,961,562
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	5,110,282	784,018
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans	—	—
Compensation Actually Paid	54,157,885	14,695,734
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs and PSUs are valued based on the closing stock price on the relevant measurement date. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.
(2)For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index (the “Peer Group”). The dollar amounts reported represent the amount of net loss reflected in the Company's audited financial statements for the applicable fiscal year.
(3)Revenue is the Company’s selected GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)The significant variability in Compensation Actually Paid across periods is primarily driven by changes in the fair value of equity awards, which are sensitive to stock price performance and vesting conditions. Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described in Note 2 below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Alastair Garfield
2024	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2023	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2022	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2021	David P. Meeker	Hunter C. Smith, Murray Stewart, Jennifer Lee, Yann Mazabraud and Joseph Shulman

Peer Group Issuers, Footnote
(2)For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index (the “Peer Group”). The dollar amounts reported represent the amount of net loss reflected in the Company's audited financial statements for the applicable fiscal year.

PEO Total Compensation Amount	$ 17,544,525	$ 14,663,742	$ 7,230,457	$ 3,325,758	$ 6,458,360
PEO Actually Paid Compensation Amount	$ 54,157,885	18,680,784	19,005,711	24,142,912	(10,017,699)
Adjustment To PEO Compensation, Footnote
The 2025 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2025
	PEO	Average for Other NEO’s
Summary Compensation Table Total	17,544,525	5,594,181
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(15,963,345)	(4,716,770)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	27,463,032	7,464,689
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	2,236,519	608,054
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	17,766,871	4,961,562
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	5,110,282	784,018
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans	—	—
Compensation Actually Paid	54,157,885	14,695,734

Non-PEO NEO Average Total Compensation Amount	$ 5,594,181	4,600,098	1,974,174	1,110,455	2,069,493
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,695,734	6,662,641	4,813,432	4,805,393	(775,040)
Adjustment to Non-PEO NEO Compensation Footnote
The 2025 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2025
	PEO	Average for Other NEO’s
Summary Compensation Table Total	17,544,525	5,594,181
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(15,963,345)	(4,716,770)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	27,463,032	7,464,689
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	2,236,519	608,054
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	17,766,871	4,961,562
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	5,110,282	784,018
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans	—	—
Compensation Actually Paid	54,157,885	14,695,734

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:
•Total revenues;
•Total stockholders return; and
•Cash used in operations.

Total Shareholder Return Amount	$ 360.00	188.27	154.61	97.94	33.57
Peer Group Total Shareholder Return Amount	93.71	93.49	94.03	89.90	100.02
Net Income (Loss)	$ (196,539)	$ (260,602)	$ (184,678)	$ (181,119)	$ (69,612)
Company Selected Measure Amount	189,757	130,126	77,428	23,638	3,154
PEO Name	David P. Meeker	David P. Meeker	David P. Meeker	David P. Meeker	David P. Meeker
Equity Awards Adjustments, Footnote
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs and PSUs are valued based on the closing stock price on the relevant measurement date. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.

Measure:: 1
Pay vs Performance Disclosure
Name	Total revenues
Non-GAAP Measure Description	(3)Revenue is the Company’s selected GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Total stockholders return
Measure:: 3
Pay vs Performance Disclosure
Name	Cash used in operations
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,963,345)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,463,032
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,766,871
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,236,519
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,110,282
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Award Adjustment, Deduction in Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Award Adjustment Increase Based On Incremental Fair Value Of Options Sars Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,716,770)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,464,689
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,961,562
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,054
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,018
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Award Adjustment, Deduction in Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Award Adjustment Increase Based On Incremental Fair Value Of Options Sars Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0